Amount Due from / to Related Parties and Shareholders - Schedule of Due to Shareholders and Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders	$ 666,965	$ 1,097,497
Due to related parties	19,085,131	1,097,497
Edgard Maroun [Member]
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders	371,423	606,816
Elias Habib [Member]
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders	295,542	490,681
Gulf DTH FZ LLC [Member]
Schedule of Due to Shareholders and Related Parties [Line Items]
Due to related parties	$ 18,418,166